INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
Summary of Intangible assets
	As of December 31,
	2013	2014
	RMB	RMB
Gross carrying amount
Trade name	95,228	61,202
Student populations	45,300	38,380
Software	91,202	87,086
Customer relationship	7,390	5,270
Cooperative agreement	5,230	5,230
Favorable lease	63,237	63,237
Non-compete agreement	833	833
	308,420	261,238
Less: Accumulated amortization
Trade name	-	-
Student populations	(40,451)	(35,236)
Software	(71,635)	(82,016)
Customer relationship	(3,272)	(2,077)
Cooperative agreement	(2,021)	(2,529)
Favorable lease	(13,786)	(16,913)
Non-compete agreement	(301)	(310)
	(131,466)	(139,081)
Intangible assets, net
Trade name	95,228	61,202
Student populations	4,849	3,144
Software	19,567	5,070
Customer relationship	4,118	3,193
Cooperative agreement	3,209	2,701
Favorable lease	49,451	46,324
Non-compete agreement	532	523
	176,954	122,157

Schedule of estimated amortization expenses of intangible assets for future annual periods
Amount
RMB

2015	8,269
2016	6,541
2017	4,784
2018	4,385
2019	4,270
Thereafter	32,706
Total	60,955